HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS (Schedule of Net Loss from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of tax ($5 and $3 in 2013 and 2012, respectively)		$ (2,429)	$ (1,147)
Bental Industries Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		9,589	10,008
Loss before taxes on income (tax benefit)		(148)	(191)
Loss from discontinued operations, net of tax ($5 and $3 in 2013 and 2012, respectively)		(3,471)	(1,205)
Loss from discontinued operations attributable to non-controlling interest		1,042	58
Loss from discontinued operations attributable to TAT Technologies Ltd. shareholders		(2,429)	(1,147)
Discontinued operations, tax		$ 5	$ 3